Expense Example {- Fidelity® Government Cash Reserves} - 11.30 Fidelity Government Cash Reserves PRO-14 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 34
3 years	106
5 years	185
10 years	$ 418